U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24f-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                              PLEASE PRINT OR TYPE.


1.       Name and address of issuer:

               Voyageur Insured Funds, Inc.
               90 South Seventh Street, Suite 4400
               Minneapolis, MN 55402

2.       Name of each series or class of funds for which this notice is filed:

               Voyageur Minnesota Insured Fund
               Voyageur Arizona Insured Tax Free Fund
               Voyageur National Insured Tax Free Fund


3.       Investment Company Act File Number:

               811-4977

         Securities Act File Number:

               33-11235

4.       Last day of fiscal year for which this notice is filed:

               December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

               N/A


6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

               N/A


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

               -0-


8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2.

               -0-


9. Number and aggregate sale price of securities sold during the fiscal year:

               6,246,703 shares  $67,136,833


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

               6,246,703 shares  $67,136,833


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

               1,494,475 shares  $15,845,158


12.      Calculation of registration fee:

(i)      Aggregate sale price of securities sold during the fiscal year in
         reliance on rule 24f-2 (from Item 10):                                           $ 67,136,833
                                                                                        --------------
(ii)     Aggregate price of shares issued in connection with dividend
         reinvestment plans (from Item 11, if applicable):                                + 15,845,158
                                                                                        --------------
(iii)    Aggregate price of shares redeemed or repurchased during
         the fiscal year (if applicable):                                                - 108,307,636
                                                                                        --------------
(iv)     Aggregate price of shares redeemed or repurchased and
         previously applied as a reduction to filing fees pursuant to
         rule 24e-2 (if applicable):                                                             +  --
                                                                                        --------------
(v)      Net aggregate price of securities sold and issued during
         the fiscal year in reliance on rule 24f-2 [line (i), plus line
         (ii), less line (iii), plus line (iv)] (if applicable):                          (25,325,645)
                                                                                        --------------
(vi)     Multiplier prescribed by Section 6(b) of the Securities Act
         of 1933 or other applicable law or regulation (see Instruction.6):               x 1/33 of 1%
                                                                                        --------------
(vii)    Fee due [line (i) or line (v) multiplied by line (vii)]:                                  -0-
                                                                                        ==============

INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv), AND (v) ONLY IF
             THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a)
                                                                       [ ]

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

               N/A

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

By (Signature and Title)*                      /s/ Kenneth R. Larsen
                                               ---------------------------------
                                               Kenneth R. Larsen - Treasurer

Date  February 26, 1997

  *Please print the name and title of the signing officer below the signature.


                                February 27, 1997


Voyageur Fund Managers, Inc.
90 South Seventh Street
Suite 4400
Minneapolis, Minnesota 55402

         Re: Rule 24f-2 Notice for Voyageur Insured Funds, Inc. (File Nos. 33-11235 and 811-4977)

Dear Sir or Madam:

         We have acted as counsel to Voyaguer Insured Funds, Inc., a Minnesota corporation (the "Funds"), in connection with the Funds' Registration Statement on Form N-1A (File Nos. 33-11235 and 811-4977). This opinion is addressed to you in connection with a filing by the Funds of a notice (the "Notice") pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. In that connection, we have examined such documents and have reviewed such questions of law as we have considered necessary and appropriate for the purposes of this opinion. Based thereon, we advise you that, in our opinion, the 7,741,178 shares of common stock, $.01 par value per share, sold by the Funds for the fiscal year ended December 31, 1996, as set forth in the Notice, were legally issued, have been fully paid, and are nonassessable, if issued and sold upon the terms and in the manner set forth in the Registration Statement of the Funds referred to above.

                                                              Very truly yours,

                                                            /s/ Dorsey & Whitney
KLP